Income taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Tax credits available for carryforward	$ 7,637	$ 23,657
Net operating loss and other carryforward available	829,599	837,087
Postretirement and pension benefits	82,623	83,390
Allowance for loan losses	416,456	535,255
Accelerated depreciation	8,353	7,749
FDIC-assisted transaction	82,684	95,851
Difference in outside basis from pass-through entities	21,670	20,209
Operating lease liabilities	46,081
Other temporary differences	34,014	32,479
Total gross deferred tax assets	1,530,481	1,641,682
Deferred tax liabilities:
Indefinite-lived intangibles	73,469	73,678
Unrealized net gain (loss) on trading and available-for-sale securities	16,067	11,040
Operating ROU assets	42,028
Other temporary differences	13,957	11,688
Total gross deferred tax liabilities	145,521	96,406
Valuation allowance	499,975	496,307
Net deferred tax asset	884,985	1,048,969
PUERTO RICO
Deferred tax assets:
Tax credits available for carryforward	2,368	15,900
Net operating loss and other carryforward available	112,803	116,154
Postretirement and pension benefits	82,623	83,390
Allowance for loan losses	405,475	516,643
Accelerated depreciation	3,439	1,963
FDIC-assisted transaction	82,684	95,851
Difference in outside basis from pass-through entities	21,670	20,209
Operating lease liabilities	22,694
Other temporary differences	26,554	24,957
Total gross deferred tax assets	764,433	879,801
Deferred tax liabilities:
Indefinite-lived intangibles	37,411	34,081
Unrealized net gain (loss) on trading and available-for-sale securities	15,635	23,823
Operating ROU assets	20,598
Other temporary differences	12,778	10,579
Total gross deferred tax liabilities	86,422	68,483
Valuation allowance	100,175	89,852
Net deferred tax asset	577,836	721,466
UNITED STATES
Deferred tax assets:
Tax credits available for carryforward	5,269	7,757
Net operating loss and other carryforward available	716,796	720,933
Postretirement and pension benefits	0	0
Allowance for loan losses	10,981	18,612
Accelerated depreciation	4,914	5,786
FDIC-assisted transaction	0	0
Difference in outside basis from pass-through entities	0	0
Operating lease liabilities	23,387
Other temporary differences	7,460	7,522
Total gross deferred tax assets	766,048	761,881
Deferred tax liabilities:
Indefinite-lived intangibles	36,058	39,597
Unrealized net gain (loss) on trading and available-for-sale securities	432	(12,783)
Operating ROU assets	21,430
Other temporary differences	1,179	1,109
Total gross deferred tax liabilities	59,099	27,923
Valuation allowance	399,800	406,455
Net deferred tax asset	307,149	327,503
Deferred loans origination fees
Deferred tax assets:
Deferred income	(240)	1,936
Deferred loans origination fees | PUERTO RICO
Deferred tax assets:
Deferred income	2,519	3,216
Deferred loans origination fees | UNITED STATES
Deferred tax assets:
Deferred income	(2,759)	(1,280)
Deferred gain
Deferred tax assets:
Deferred income		2,551
Deferred gain | PUERTO RICO
Deferred tax assets:
Deferred income		0
Deferred gain | UNITED STATES
Deferred tax assets:
Deferred income		2,551
Intercompany deferred gains
Deferred tax assets:
Deferred income	1,604	1,518
Intercompany deferred gains | PUERTO RICO
Deferred tax assets:
Deferred income	1,604	1,518
Intercompany deferred gains | UNITED STATES
Deferred tax assets:
Deferred income	$ 0	$ 0